Gross Carrying Amount, Accumulated Amortization and Net Book Value of Intangible Assets Net (Detail) - Amortizable intangible assets	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Acquired game licenses	¥ 146,925,649	$ 21,369,449	¥ 146,925,649
Acquired game development cost	12,285,000	1,786,779	12,285,000
Less: accumulated amortization	(85,026,783)	(12,366,633)	(85,026,783)
Less: impairment allowance	(72,398,186)	(10,529,879)	(72,398,186)
Translation difference	(1,785,680)	(259,716)	(1,785,680)
Net book value of intangible assets subject to amortization	¥ 0	$ 0	¥ 0